Revenues - Significant changes in Contract Liabilities (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Revenue Recognition and Deferred Revenue [Abstract]
Balance as of December 31, 2017	$ 29,714
Decrease: Amortization of deferred revenue	13,428
Addition: Transfer to Trade accounts receivable	736
Balance as of June 30, 2018	$ 17,022